Share-based Compensation (Details) - Schedule of share option activity - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of share option activity [Abstract]
Shares, Outstanding beginning balance	6,587,282	5,508,031
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.13	$ 0.11
Weighted Average Remaining Contractual Term, Outstanding beginning balance		8 years 255 days
Shares, Granted	2,797,828	3,213,131
Weighted Average Exercise Price, Granted	$ 0.23	$ 0.16
Shares, Exercised	(1,112,960)	(418,033)
Weighted Average Exercise Price, Exercised	$ 0.11	$ 0.14
Shares, Cancelled or forfeited	(1,289,653)	(1,715,847)
Weighted Average Exercise Price, Cancelled or forfeited	$ 0.19	$ 0.13
Shares, Outstanding ending balance	6,982,497	6,587,282
Weighted Average Exercise Price, Outstanding ending balance	$ 0.16	$ 0.13
Weighted Average Remaining Contractual Term, Outstanding ending balance	7 years 292 days	8 years 73 days
Shares, Exercisable	3,851,486	2,482,987
Weighted Average Exercise Price, Exercisable	$ 0.13	$ 0.10
Weighted Average Remaining Contractual Term, Exercisable	7 years 36 days	7 years 73 days